DESCRIPTION OF PLAN - Percentage of Compensation Based on Plan Year (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF PLAN [Abstract]
Automatic deferral percentage, year 1	3.00%
Automatic deferral percentage, year 2	4.00%
Automatic deferral percentage, year 3	5.00%
Automatic deferral percentage, year 4 and thereafter	6.00%